Provisions - Balances of Provisions (Details) € in Millions, R$ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 EUR (€)
Disclosure of other provisions [line items]
Other provisions	€ 2,574		€ 2,630
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,264	R$ 6,765	1,049	R$ 5,845
Brazil
Disclosure of other provisions [line items]
Other provisions	1,229		1,300
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	515		446		€ 340
Brazil | Tax proceedings | Federal taxes
Disclosure of other provisions [line items]
Other provisions	149		140
Brazil | Tax proceedings | State taxes
Disclosure of other provisions [line items]
Other provisions	248		200
Brazil | Tax proceedings | Municipal taxes
Disclosure of other provisions [line items]
Other provisions	9		8
Brazil | Tax proceedings | FUST
Disclosure of other provisions [line items]
Other provisions	109		98
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	329	R$ 1,761	336	R$ 1,869
Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	130		97
Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	229		214
Brazil | Amounts to be refunded to customers
Disclosure of other provisions [line items]
Other provisions	18		108
Brazil | Provision for fines for canceling lease agreements
Disclosure of other provisions [line items]
Other provisions	€ 8		€ 99